UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 56.8%
Communications - 4.3%
26,213	Lands' End, Inc. (a)	$1,077,879
15,000	Overstock.com, Inc. (a)	252,900
519,507	UTStarcom Holdings Corp. (a)	1,589,691
		2,920,470
Consumer Discretionary - 19.5%
37,904	Sears Canada, Inc. (a)	361,604
448,167	Sears Holdings Corp. (a)	11,307,253
96,813	Sears Hometown and Outlet Stores, Inc. (a)	1,500,602
		13,169,459
Consumer Staples - 2.9%
32,901	Ascent Capital Group, Inc., Class A (a)	1,980,640

Financials - 5.0%
157,480	Asta Funding, Inc. (a)	1,292,911
225,000	MBIA, Inc. (a)	2,065,500
		3,358,411
Materials - 25.1%
1,081,940	Resolute Forest Products, Inc. (a)	16,921,542

Total Common Stock (Cost $38,556,250)	38,350,522

Warrants - 11.0%		Exer. Price	Exp. Date
377,430	Bank of America Corp. (a)	$13.30	01/19	2,830,725
150,000	JPMorgan Chase & Co. (a)	42.42	10/18	3,016,500
77,400	Wells Fargo & Co. (a)	34.01	10/18	1,559,610
Total Warrants (Cost $2,940,002)	7,406,835

Total Investments - 67.8% (Cost $41,496,252)*	$45,757,357
Other Assets & Liabilities, Net – 32.2%	21,735,960
Net Assets – 100.0%	$67,493,317

(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,733,702
Gross Unrealized Depreciation	(3,472,597)
Net Unrealized Appreciation	$4,261,105

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$45,757,357
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$45,757,357

The Level 1 value displayed in this table is Common Stock and Warrants. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (Unaudited)

Shares	Security Description	Value

Equity Securities - 4.5%
Common Stock - 4.5%
Materials - 4.5%
3,745	Catalyst Paper Corp. (a)	$8,561
5,369	Centrus Energy Corp., Class A (a)	54,493
52,613	Resolute Forest Products, Inc. (a)	822,867
		885,921
Total Common Stock (Cost $271,999)	885,921
Total Equity Securities (Cost $271,999)	885,921
Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 60.6%
Corporate Convertible Bonds - 22.7%
Communications - 15.0%
$3,000,000	Rainmaker Entertainment, Inc.	8.00%	03/31/16	2,946,560

Consumer Staples - 4.6%
1,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	905,000
Financials - 1.8%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	349,562
Materials - 1.3%
150,943	Centrus Energy Corp. (b)(c)	8.00	09/30/19	105,661
283,000	Fortress Paper, Ltd.	6.50	12/31/16	144,033
				249,694
Total Corporate Convertible Bonds (Cost $4,504,666)	4,450,816
Corporate Non-Convertible Bonds - 32.0%
Communications - 0.2%
47,507	Dex Media, Inc.. (c)	14.00	01/29/17	30,880
Principal	Security Description	Rate	Maturity	Value
Consumer Discretionary - 5.3%
$1,000,000	JC Penney Corp., Inc.	7.95%	04/01/17	$1,045,000
Consumer Staples - 22.9%
1,000,000	Avangardco Investments Public, Ltd.	10.00	10/29/15	860,200
1,000,000	Mriya Agro Holding PLC (b)(d)	9.45	04/19/18	275,000
4,700,000	Ukrlandfarming PLC (d)	10.88	03/26/18	3,360,500
				4,495,700
Financials - 1.7%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	109,456
13,305	Sears Roebuck Acceptance Corp.	7.00	07/15/42	174,202
3,400	Sears Roebuck Acceptance Corp.	7.40	02/01/43	45,367
				329,025
Materials - 1.9%
314,899	Catalyst Paper Corp. (c)	11.00	10/30/17	270,813
135,179	Emerald Plantation Holdings, Ltd. (c)	6.00	01/30/20	102,736
193,000	Sino-Forest Corp. (b)	10.25	07/28/14	724
225,000	Sino-Forest Corp. (b)	6.25	10/21/17	843
125,000	Sino-Forest Corp. (b)	10.25	07/28/14	469
400,000	Sino-Forest Corp. (b)	6.25	10/21/17	1,500
				377,085
Total Corporate Non-Convertible Bonds (Cost $7,092,659)	6,277,690

CHOU INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Syndicated Loans - 5.9%
$244,857	Dex Media, Inc. (e)	8.00%	12/31/16	$224,656
1,275,833	RH Donnelley, Inc. (e)	9.75	12/31/16	936,143
Total Syndicated Loans (Cost $1,456,235)	1,160,799
Total Fixed Income Securities (Cost $13,053,560)	11,889,305
Total Investments - 65.1% (Cost $13,325,559)*	$12,775,226
Other Assets & Liabilities, Net – 34.9%	6,840,642
Net Assets – 100.0%	$19,615,868

LLC	Limited Liability Company
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security is currently in default and is on scheduled interest or principal payment.
(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,635,500 or 18.5% of net assets.
(e)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,185,982
Gross Unrealized Depreciation	(1,736,315)
Net Unrealized Depreciation	$(550,333)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Materials	$885,921	$-	$-	$885,921
Corporate Convertible Bonds	-	4,450,816	-	4,450,816
Corporate Non-Convertible Bonds	219,569	6,058,121	-	6,277,690
Syndicated Loans	-	1,160,799	-	1,160,799
Total Investments at Value	$1,105,490	$11,669,736	$-	$12,775,226

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	November 6, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	November 6, 2014